Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total		$ 2,693,580,000	$ 3,083,680,000	$ 81,740,000	$ 6,700,000	$ 13,600,000	$ 5,879,300,000
CANADA | Province of Alberta [Member]
Total		763,930,000	2,818,420,000	31,900,000			3,614,250,000
CANADA | Federal Government of Canada [Member]
Total		1,536,220,000	16,290,000	570,000			1,553,080,000
CANADA | Province of Saskatchewan [Member]
Total		46,510,000	161,490,000	4,160,000			212,160,000
CANADA | Province of Newfoundland and Labrador [Member]
Total				39,910,000			39,910,000
CANADA | Municipality of Wood Buffalo [Member]
Total		26,370,000					26,370,000
CANADA | Town of Bonnyville [Member]
Total		17,840,000					17,840,000
CANADA | Province of British Columbia [Member]
Total		1,670,000	5,220,000	550,000			7,440,000
CANADA | Rural Municipality of Frenchman Butte [Member]
Total		7,320,000		10,000			7,330,000
CANADA | Rural Municipality of Eldon [Member]
Total		6,230,000		410,000			6,640,000
CANADA | Yellowhead County [Member]
Total		6,250,000					6,250,000
CANADA | County of Grande Prairie [Member]
Total		5,970,000		30,000			6,000,000
CANADA | Rural Municipality of Turtle River [Member]
Total		5,490,000		50,000			5,540,000
CANADA | Municipal District of Greenview [Member]
Total		5,280,000		10,000			5,290,000
CANADA | Rural Municipality of Britannia [Member]
Total		5,210,000					5,210,000
CANADA | Mackenzie County [Member]
Total		3,750,000					3,750,000
CANADA | Thunderchild First Nation [Member]
Total				120,000	1,710,000	1,800,000	3,630,000
CANADA | Heart Lake First Nation [Member]
Total				80,000	900,000	2,400,000	3,380,000
CANADA | Conklin Metis [Member]
Total				180,000	760,000	2,400,000	3,340,000
CANADA | County of Vermilion River [Member]
Total		3,320,000					3,320,000
CANADA | Cold Lake First Nations [Member]
Total				200,000	590,000	2,400,000	3,190,000
CANADA | Rural Municipality of Mervin [Member]
Total		2,910,000		20,000			2,930,000
CANADA | Clearwater County [Member]
Total		2,530,000					2,530,000
CANADA | Chipewyan Prairie First Nation [Member]
Total				90,000	20,000	2,400,000	2,510,000
CANADA | Rural Municipality of Paynton [Member]
Total		1,790,000		30,000			1,820,000
CANADA | Rural Municipality of Wilton [Member]
Total		1,680,000		10,000			1,690,000
CANADA | Beaver Lake Cree Nation [Member]
Total				80,000	300,000	1,200,000	1,580,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total				1,060,000	260,000		1,320,000
CANADA | Municipal District of Wainwright [Member]
Total		1,130,000		10,000			1,140,000
CANADA | Municipal District of Brazeau [Member]
Total		1,120,000					1,120,000
CANADA | Chard Metis Nation [Member]
Total				80,000		$ 1,000,000	1,080,000
CANADA | Municipal District of Provost [Member]
Total		970,000					970,000
CANADA | Fort McKay First Nation [Member]
Total				330,000	630,000		960,000
CANADA | Mikisew Cree First Nation [Member]
Total				700,000	250,000		950,000
CANADA | Rural Municipality of Manitou Lake [Member]
Total		860,000					860,000
CANADA | Municipal District of Opportunity [Member]
Total		640,000		20,000			660,000
CANADA | Lac La Biche County [Member]
Total		580,000					580,000
CANADA | Rural Municipality of Hillsdale [Member]
Total		540,000					540,000
CANADA | Red Deer County [Member]
Total		520,000					520,000
CANADA | Fort McMurray First Nation [Member]
Total				270,000	250,000		520,000
CANADA | Lacombe County [Member]
Total		490,000					490,000
CANADA | County of Wetaskiwin [Member]
Total		400,000					400,000
CANADA | Northern Rockies Regional Municipality [Member]
Total		400,000					400,000
CANADA | Fort McKay Metis Nation [Member]
Total				160,000	200,000		360,000
CANADA | Woodlands County [Member]
Total		330,000					330,000
CANADA | County of Two Hills [Member]
Total		320,000					320,000
CANADA | McMurray Metis Local 1935 [Member]
Total				150,000	160,000		310,000
CANADA | Moosomin First Nation [Member]
Total					240,000		240,000
CANADA | Town of Placentia [Member]
Total		230,000					230,000
CANADA | County of St Paul [Member]
Total		210,000					210,000
CANADA | Saulteaux First Nation [Member]
Total					200,000		200,000
CANADA | Fort Chipewyan Metis Association [Member]
Total				90,000	90,000		180,000
CANADA | Town of Rainbow Lake [Member]
Total		150,000					150,000
CANADA | Sunchild First Nation [Member]
Total					$ 140,000		140,000
CANADA | County of Minburn [Member]
Total		120,000					120,000
CANADA | Government of Northwest Territories [Member]
Total				100,000			100,000
CHINA | Federal Government of China [Member]
Total	[1]	$ 234,300,000	$ 82,260,000	$ 360,000			$ 316,920,000

[1]
(5) Includes payments made in foreign currencies. Where payments have been made in a local currency they have been converted to Canadian dollars using the prevailing exchange rate at the time of payment. The average exchange rates for the period were:
   - $1 CAD: $0.741 USD
   - $1 CAD: 5.244 RMB